Employee Savings Plan	12 Months Ended
Jul. 31, 2013
Employee Savings Plan [Line Items]
Employee Savings Plan
13.       Employee Savings Plan

Substantially all U.S. employees of the Company can participate in the Section 401(k) Safe Harbor Profit Sharing Plan and Trust (the “Plan”), a tax-qualified retirement plan. Under the provisions of the Plan, participants may contribute a percentage of their compensation, subject to limitations established by the Internal Revenue Service. The Company contributes 3% of employee compensation to the Plan. Discretionary contributions by the Company may be made to the profit sharing portion of the Plan in an amount specified by management annually. The Company maintained the eOn Communications Corporation Profit Sharing Savings Plan, which qualified under Section 401 of the Internal Revenue Code until January 31, 2011, when the assets were merged with the Plan. Company contributions made under both plans during fiscal 2013 and 2012 were $51,000 and $65,000, respectively.

CSPR provides its employees a savings plan. Under the terms of the savings plan, employees may contribute from 1% to 10% of pretax annual compensation not to exceed $9,000. No employer contributions are made to the savings plan.

Cortelco Systems Holding Corp [Member]
Employee Savings Plan [Line Items]
Employee Savings Plan
12.	Employee Savings Plan

Substantially all U.S. employees of eOn and its subsidiaries can participate in the Section 401(k) Safe Harbor Profit Sharing Plan and Trust (the “Plan”), a tax-qualified retirement plan. Under the provisions of the Plan, participants may contribute a percentage of their compensation, subject to limitations established by the Internal Revenue Service. The Company contributes 3% of employee compensation to the Plan. Discretionary contributions by the Company may be made to the profit sharing portion of the Plan in an amount specified by management annually. Company contributions made under the plan during fiscal 2013 and 2012 were $41,000 and $53,000, respectively.

CSPR provides its employees a savings plan. Under the terms of the savings plan, employees may contribute from 1% to 10% of pretax annual compensation not to exceed $9,000. No employer contributions are made to the savings plan.